UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23188

Partners Group Private Income Opportunities, LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSRS (the “Amendment”) for the period ended September 30, 2019, originally filed with the U.S. Securities and Exchange Commission on December 2, 2019 (Accession No. 0001398344-19-021854) (the “Original Filing”), to amend “Item 1. Reports to Stockholders” and part (a) of “Item 11. Controls and Procedures.” The purpose of the Amendment is to correct the total return information for the six-months ended September 30, 2019 contained in the Financial Highlights in the Registrant’s semiannual report and to revise the Registrant’s response to Item 11(a). Other than the aforementioned revisions, the Amendment does not reflect events occurring after the Original Filing, or modify or update the disclosures therein in any way.

Item 1 (as supplemented further herein) to the Amendment is incorporated by reference to the semiannual report of the Registrant contained in Item 1 of the Original Filing. Item 2 through Item 10, Item 11(b) and Item 12 to the Amendment are incorporated by reference to the Original Filing.

ITEM 1. REPORTS TO STOCKHOLDERS.

Supplement dated May 28, 2020

to

Partners Group Private Income Opportunities, LLC’s (the “Fund”)

Semiannual Report dated September 30, 2019

This Supplement revises information contained in the Fund’s semiannual report dated September 30, 2019 (the “Semiannual Report”), and should be read in conjunction with the Semiannual Report.

1.	The following replaces in its entirety the Financial Highlights for Class A Shares contained on page 8 of the Semiannual Report:

	Class A Shares
	For the Six Months Ended September 30, 2019 (unaudited)		For the Year Ended March 31, 2019	For the Period from June 1, 2017 through March 31, 2018^
Per Share Operating Performance:(1)
Net asset value, beginning of year	$5.11		$5.18	$5.00
Income from investment operations:
Net investment income(2)	0.13		0.23	0.06
Net realized and unrealized gains (losses) on investments	(0.07)		(0.04)	0.12
Net Increase in Net Assets from Operations	0.06		0.19	0.18
Distributions from:
Net investment income	(0.13)		(0.25)	—
Net realized gains	—		(0.01)	—
Total distributions	(0.13)		(0.26)	—
Net asset value, end of period	$5.04		$5.11	$5.18
Total Return(3)	1.11	%(4)	3.97%	3.50	%(4)

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$10		$10	$—	*
Net investment income (loss) to average net assets before Incentive Fee	6.07	%(5)	5.12%	1.77	%(5)
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)	2.85	%(5)	3.36%	4.49	%(5)
Ratio of Incentive Fee to average net assets	0.46	%(4)	0.65%	0.29	%(4)
Ratio of gross expenses and Incentive Fee to average net assets(6)	3.30	%(5)(7)	4.01%	4.78	%(5)(7)
Ratio of expense waivers to average net assets	(0.81	)%(5)	(1.42)%	(2.48	)%(5)
Ratio of net expenses and Incentive Fee to average net assets	2.49	%(5)(7)	2.59%	2.30	%(5)(7)
Ratio of net expenses to average net assets, excluding Incentive Fee	2.04	%(5)(7)	1.94%	2.01	%(5)(7)

Portfolio Turnover	4.75	%(4)	83.44%	19.18	%(4)

^	Class A commenced operations on June 1, 2017.

(1)	Selected data for a Net Asset Value per Share outstanding throughout the period.

(2)	Calculated using average shares outstanding.

(3)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(7)	The Incentive Fee and/or organizational expenses are not annualized.

*	Amount rounds to less than $1,000.

2.	The following replaces in its entirety the Financial Highlights for Class I Shares contained on page 9 of the Semiannual Report:

	Class I Shares
	For the Six Months Ended September 30, 2019 (unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Per Share Operating Performance(1)
Net asset value, beginning of year	$5.13		$5.19	$5.00
Income from investment operations:
Net investment income (loss)(2)	0.13		0.22	0.14
Net realized and unrealized gain (loss) on investments	(0.07)		(0.02)	0.13
Net Increase in Net Assets from Operations	0.06		0.20	0.27
Distributions from:
Net investment income	(0.13)		(0.25)	(0.08)
Net realized gains	—		(0.01)	— *
Total distributions	(0.13)		(0.26)	(0.08)
Net asset value, end of period	$5.06		$5.13	$5.19
Total Return(3)	1.12	%(4)	3.78%	5.48%

Ratio/Supplemental Data:
Net assets, end of period in thousands (000’s)	$74,261		$71,142	$50,433
Net investment income (loss) to average net assets before Incentive Fee	6.13	%(5)	4.98%	3.23%
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)	2.94	%(5)	3.41%	5.51%
Ratio of Incentive Fee to average net assets	0.46	%(4)	0.65%	0.48%
Ratio of gross expenses and Incentive Fee to average net assets(6)	3.40	%(5)(7)	4.06%	5.99%
Ratio of expense waivers to average net assets	(0.90	)%(5)	(1.41)%	(3.51)%
Ratio of net expenses and Incentive Fee to average net assets	2.50	%(5)(7)	2.65%	2.48%
Ratio of net expenses to average net assets, excluding Incentive Fee	2.04	%(5)(7)	2.00%	2.00%

Portfolio Turnover	4.75	%(4)	83.44%	19.18%

(1)	Selected data for a Net Asset Value per Share outstanding throughout the period.

(2)	Calculated using average shares outstanding.

(3)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(7)	The Incentive Fee and/or organizational expenses are not annualized.

*	Amount rounds to less than $0.005.

Please retain this supplement for future reference.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and that such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

In connection with the Original Filing on December 2, 2019, management carried out an evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of September 30, 2019 and concluded they were effective. Subsequent to the Original Filing, a material error was identified in the Class A and Class I total return information for the six-months ended September 30, 2019 contained in the Financial Highlights in the Registrant’s semiannual report, and management concluded that the Registrant's disclosure controls and procedures were not effective as of September 30, 2019 due to a material weakness relating to controls over the accuracy of manual inputs into the financial statements. The controls did not operate at an appropriate level of precision to ensure the accuracy of the manual inputs related to the Financial Highlights for Total Return and Portfolio Turnover, certain disclosures in the Schedule of Investments and the Notes to the Financial Statements. This material weakness resulted in the restatement of the Class A and Class I total return figures included in the semiannual report’s financial highlights for the six-months ended September 30, 2019 as included in the Amendment. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant's annual or interim financial statements will not be prevented or detected on a timely basis. Additionally, this material weakness could result in misstatements of the aforementioned account balances or disclosures that would result in a material misstatement to the annual or interim financial statements that would not be prevented or detected.

Management has developed a plan to remediate the material weakness described above. The control deficiency has been discussed with the financial reporting team at the Registrant’s administrator, and the administrator has conducted training to reinforce and maintain heightened awareness as to the accuracy of manually populated figures in the Registrant’s financial statements. In addition, management has debriefed the control deficiency with its internal accounting team and has conducted necessary internal training.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Income Opportunities, LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	June 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	June 2, 2020

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	June 2, 2020

*	Print the name and title of each signing officer under his or her signature.